Intangible assets	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Note 6 – Intangible assets

Intangible assets

The Company’s intangible assets include the trade name and customer relationships. As of December 31, 2023, impairment indicators were present which required a recoverability test to be performed. As a result of the recoverability test, the carrying value of the asset group exceeded its fair value and the Company recorded an impairment charge of $8.5 million for the year ended December 31, 2023, which resulted in a full impairment to the carrying value of the trade name and customer relationships. This noncash charge was recorded to intangible asset impairment expenses on the consolidated statements of operations. The Company did not record any impairment loss on long-lived assets for the three months ended March 31, 2024.

The assumptions used in estimating the undiscounted future cash flows are based on currently available data and management’s best estimates of future income statement and working capital elements. A change in market conditions or other factors could have a material effect on the estimated values. Fair value was determined based on discounted cash flows requiring judgement. These factors include, among others, the assumptions related to discount rates, forecasted operating results, long-term growth rates, the determination of comparable companies and market multiples. The measurements used in the impairment review of finite-lived intangible assets are Level 3 measurements. There are inherent uncertainties related to the assumptions used and to management’s application of these assumptions.

The Company’s intangible assets (in thousands) and related useful lives (in years) are as follows:

			December 31, 2023
	Estimated useful life	Gross carrying amount	Accumulated amortization	Impairment loss	Net carrying amount
Customer relationships	7	$7,190	$(4,142)	$(3,048)	$—
Trade name	15	7,500	(2,016)	(5,484)	—
Total intangible assets		$14,690	$(6,158)	$(8,532)	$—

Amortization expense was $0.4 million for the for the three months ended March 31, 2023. The Company did not record amortization expense for the three months ended March 31, 2024.

Note 6 – Goodwill and intangible assets

Goodwill

The change in the carrying amount of goodwill for the years ended December 31, 2023 and 2022 is summarized as follows (in thousands):

	December 31, 2023	December 31, 2022
Beginning balance	$—	$18,614
Impairment expense	—	(18,614)
Ending balance	$—	$—

Goodwill is evaluated for impairment if an event occurs or circumstances change that indicate the carrying value of a reporting unit may not be recoverable. During July 2022, the Company completed a legal merger of TruPet and Halo, Purely for Pets, Inc., a wholly owned subsidiary of Better Choice Company Inc. (“Halo”), with Halo as the surviving entity in connection with the execution of rebranding its former TruDog brand under the Halo brand umbrella. In conjunction with the legal merger and rebranding, the Company performed an analysis of its reporting units and concluded it has one reporting unit after the legal merger and rebrand, and as such, the Company performed a quantitative goodwill assessment as of July 1, 2022 in addition to its annual impairment test as of October 1, 2022.

Under the quantitative approach, the Company makes various estimates and assumptions to determine the estimated fair value of the reporting unit using a combination of a discounted cash flow model and a guideline comparable analysis. The fair value measurements used in the impairment review of goodwill are Level 3 measurements which include unobservable inputs that are supported by little, infrequent or no market activity and reflect management’s own assumptions. The key assumptions used in estimating the fair value of its reporting units as of July 1, 2022 and October 1, 2022 utilizing the income approach include the discount rate and revenue growth rates. The discount rate utilized in estimating the fair value of its reporting units as of July 1, 2022 and October 1 2022 was 20.0%, reflecting the assessment of a market participant’s view of the risks associated with the projected cash flows. Revenue growth rates varied for each year included in the valuation model based on management’s best estimate of forecasted operating results. The assumptions used in estimating the fair values are based on currently available data and management’s best estimates of revenues, EBITDA margins, and cash flows and, accordingly, a change in market conditions or other factors could have a material effect on the estimated values. There are inherent uncertainties related to the assumptions used and to management’s application of these assumptions. As a result of the annual impairment test, the Company recorded an intangible asset impairment charge of $18.6 million during the year ended December 31, 2022, resulting in full impairment to the goodwill carrying value.

Intangible assets

The Company’s intangible assets include the trade name and customer relationships. As of December 31, 2023, impairment indicators were present which required a recoverability test to be performed. As a result of the recoverability test, the carrying value of the asset group exceeded its fair value and the Company recorded an impairment charge of $8.5 million for the year ended December 31, 2023, which resulted in a full impairment to the carrying value of the trade name and customer relationships. This non-cash charge was recorded to intangible asset impairment expenses on the consolidated statements of operations. The Company did not record any impairment loss on long-lived assets for the year ended December 31, 2022.

The assumptions used in estimating the undiscounted future cash flows are based on currently available data and management’s best estimates of future income statement and working capital elements. A change in market conditions or other factors could have a material effect on the estimated values. Fair value was determined based on discounted cash flows requiring judgement. These factors include, among others, the assumptions related to discount rates, forecasted operating results, long-term growth rates, the determination of comparable companies and market multiples. The measurements used in the impairment review of finite-lived intangible assets are Level 3 measurements. There are inherent uncertainties related to the assumptions used and to management’s application of these assumptions.

The Company’s intangible assets (in thousands) and related useful lives (in years) are as follows:

		December 31, 2023
	Estimated Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Impairment Loss	Net Carrying Amount
Customer relationships	—	$7,190	$(4,142)	$(3,048)	$—
Trade name	—	7,500	(2,016)	(5,484)	—
Total intangible assets		$14,690	$(6,158)	$(8,532)	$—

		December 31, 2022
	Estimated Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	7	$7,190	$(3,115)	$4,075
Trade name	15	7,500	(1,516)	5,984
Total intangible assets		$14,690	$(4,631)	$10,059

Amortization expense was $1.5 million for the years ended December 31, 2023 and 2022, respectively.

The Company assesses intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be fully recoverable. If impairment indicators are present, the Company performs a recoverability test by comparing the sum of the estimated undiscounted future cash flows attributable to these long-lived assets to their carrying value. The assumptions used in estimating the undiscounted future cash flows are based on currently available data and management’s best estimates of revenues, EBITDA margins, and working capital and, accordingly, a change in market conditions or other factors could have a material effect on the estimated values. There are inherent uncertainties related to the assumptions used and to management’s application of these assumptions. As a result of the recoverability test performed, the carrying value of the asset group exceeded its fair value, therefore a quantitative impairment test was performed to compare the fair value of the trade name and customer relationships assets with their carrying value. As a result, the Company recorded an impairment charge of $8.5 million during the year ended December 31, 2023, resulting in full impairment to the carrying value of the trade name and customer relationships intangible assets.